Trade and Other Payables (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Trade And Other Payables [Abstract]
Summary of Trade and Other Payables

	As at March 31
Particulars	2025	2026
Trade payables	91,237	83,901
Accrued expenses	55,762	51,876
Total	146,999	135,777